Equity Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Activity

The following table summarizes stock option activity for all of the Company’s stock option plans as of December 31, 2012 and changes during the year then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of December 31, 2011	13,067,849	$1.75
Granted	23,783,280	1.33
Exercised	(771,684)	1.05
Forfeited or expired	(4,201,918)	1.99

Outstanding as of December 31, 2012	31,877,527	$1.42	6.88	$—

Vested or expected to vest as of December 31, 2012	28,725,100	$1.43	6.79	$—

Exercisable as of December 31, 2012	11,309,677	$1.42	5.45	$—

Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
$0.74 - $0.99	708,000	9.75	$0.88	—	$—
$1.00 - $1.00	7,619,161	5.39	1.00	7,102,411	1.00
$1.01 - $1.26	367,500	7.36	1.12	92,500	1.20
$1.34 - $1.34	19,467,899	7.71	1.34	2,148,174	1.34
$1.35 - $5.05	3,696,967	5.05	2.83	1,948,592	2.98
$7.40 - $7.40	5,500	4.11	7.40	5,500	7.40
$10.80 - $10.80	12,500	2.50	10.80	12,500	10.80

Total	31,877,527	6.88	$1.42	11,309,677	$1.42

Other Information Pertaining to Stock Options

Other information pertaining to stock options is as follows:

	For the Years Ended December 31,
	2012	2011	2010
Weighted average grant date fair value per share of options	$1.02	$3.66	$1.00
Total intrinsic value of options exercised	$339,649	$3,044,903	$659,148

Nonvested Shares of Restricted Stock Awards Outstanding

A summary of nonvested shares of RSAs outstanding under all of the Company’s RSA plans as of December 31, 2012 and changes during the year then ended is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2011	1,000,000	$3.50
Granted	879,251	1.26
Vested	(922,546)	1.92
Forfeited	(956,705)	2.97

Nonvested as of December 31, 2012	—	$—

Weighted Average Assumptions Used to Value Stock Option Grants

The weighted average assumptions used to value stock option grants were as follows:

	For the Years Ended December 31,
Variable Ranges	2012	2011	2010
Exercise price	$0.74 - $1.59	$2.50 - $5.05	$1.00 - $3.31
Fair market value of the underlying stock on date of grant	$0.74 - $1.59	$2.50 - $5.05	$0.85 - $3.31
Stock Option Grants:
Risk-free interest rate	0.60% - 1.24%	0.92% - 2.37%	1.33% - 2.61%
Expected life, in years	2.00 - 6.25	4.00 - 6.25	0.12 - 6.25
Expected volatility	97.25% - 103.17%	71.10% - 100.05%	63.4% - 86.1%
Expected dividend yield	0.0%	0.0%	0.0%
Expected forfeiture rate	8.78%	8.78%	23.0%
Fair value per share	$0.59 - $1.24	$1.91 - $3.29	$0.29 - $2.28